Long Term Payable (Tables)	12 Months Ended
Jun. 30, 2026
Long Term Payable [Abstract]
Schedule of Long-Term Accounts Payable-Current, Net
As of June 30, 2026
Long-term accounts payable-current	$—
Unrecognized financing expense	—
Long-term accounts payable-current, net	$—

As of June 30, 2025
Long-term accounts payable-current	$27,601
Unrecognized financing expense	(1,105)
Long-term accounts payable-current, net	$26,496